NOTE 17 – SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Subsequent Events [Abstract]
NOTE 17 – SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to July 10, 2022 to the date these financial statements were issued.

Issuance of Common Stock

On June 13, 2022, the Company issued 5,672,727 common shares for the conversion of Series C preferred stock.

On June 21, 2022, the Company issued 7,090,909 common shares for the conversion of Series C preferred stock.

On June 27, 2022, the Company issued 7,428,571 common shares for the conversion of Series C preferred stock.

On July 5, 2022, the Company issued 9,069,767 common shares for the conversion of Series C preferred stock.

On July 7, 2022, the Company issued 4,724,318 common shares for the conversion of Series C preferred stock.

Issuance of Series C preferred stock

On June 1, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 147,775 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $128,500. The closing occurred on June 16, 2022. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $115,000. The Company intends to use the proceeds from the Preferred Stock for general working capital purposes.

Copyright Transfer Agreement

On June 22, 2022, the Company entered an agreement with Zestv Studios Limited, a Hong Kong entity 100% owned by the Chief Executive Officer Chiyuan Deng, to transfer the mainland China copyright and broadcast right for the movie “Too Simple” to Zestv Studios Limited. The total transfer price is $750,000.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders of

AB International Group Corp.

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of AB International Group Corp. (the “Company”) as of August 31, 2021, and the related consolidated statements of operations, changes in stockholders’ equity and cash flows for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AB International Group Corp. as of August 31, 2021, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As disclosed in the financial statements, the Company has limited operations and it has yet to attain profitability, has negative working capital, has an accumulated deficit at August 31, 2021, and is dependent on debt and equity financing to fund its operations, all of which raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans regarding these matters are disclosed in Note 2. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Critical Audit Matter

The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgements. The communication of critical audit matter does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing separate opinions on the critical audit matter or on the accounts or disclosures to which they relate.

Intangible Assets/Impairments

Description of the Matter

As disclosed in Note 2 "Summary of Significant Accounting Policies" - Intangible Assets, movie copyrights and broadcast rights are stated at the lower of cost or amortized cost or estimated fair value. Auditing the Company’s impairment evaluation for movie copyrights and broadcast rights is challenging and subjective as the key inputs into the analysis include estimates of future anticipated revenues and box office performance, which may differ from future actual results. These estimates are based in part on the historical performance of similar films, test audience results when available, information regarding competing film releases, and critic reviews.

How We Addressed the Matter in Our Audit

We obtained an understanding over the Company’s movie copyrights and broadcast rights impairment review process. To test the assessment of movie copyrights and broadcast rights for impairment, we obtained management’s forecasts of revenue and our audit procedures included, among others, checking mathematical accuracy, reviewing and testing the completeness and accuracy of any underlying data as well as the significant assumptions mentioned above.

/s/ Rotenberg Meril Solomon Bertiger & Guttilla, P.C.

We have served as the Company's auditor since 2021

Saddle Brook, New Jersey

January 11, 2022

Yu Certified Public Accountant PC

Professionalism, Expertise, Integrity

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
AB International Group Corp

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of AB International Group Corp (the “Company”) as of August 31, 2020, and the related consolidated statements of operations, statements of changes in stockholders’ equity and consolidated statements of cash flows for the year then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AB International Group Corp as of August 31, 2020, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Emphasis of Matter - Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As discussed in Note 2 to the financial statements, although the Company has limited operations it has yet to attain profitability. This raises substantial doubt about its ability to continue as a going concern. Management’s plan in regard to these matters is also described in Note 2. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Emphasis of Matter - Adoption of New Accounting Standards

As discussed in Note 2 to the consolidated financial statements, the Company has adopted Accounting Standards Codification Topic 842, Leases, effective September 1, 2019.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Yu Certified Public Accountant PC

We have served as the Company's auditor from 2018 to 2021.

New York, New York

December 9, 2020

Certified Public Accountants

99 Madison Avenue, Suite 601, New York NY 10016

Email: info@yucpa.net

AB INTERNATIONAL GROUP

Consolidated Balance Sheets

	August 31,	August 31,
	2021	2020
	(Audited)	(Audited)
ASSETS
Current Assets
Cash and cash equivalents	$132,253	$2,455,061
Prepaid expenses	13,566	11,024
Account receivable	—	137,700
Related party receivable	1,439	87,581
Subscription receivable	87,239	61,500
Interest receivable	—	26,240
Other receivable	644,785	—
Total Current Assets	879,282	2,779,106

Fixed assets, net	17,128	16,408
Leasehold improvement, net	36,577	85,345
Right of use operating lease assets, net	47,827	126,354
Intangible assets, net	3,998,805	175,000
Long-term prepayment	761,600	1,742,080
Other assets	16,508	18,427
TOTAL ASSETS	$5,757,727	$4,942,720

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable and accrued liabilities	$118,283	$359,475
Related party payable	933,434	5,504
Current portion of obligations under operating leases	48,226	73,664
Convertible note and derivative liability	—	438,921
Due to shareholder	2,347	476
Tax payable	—	56,750
Other payable	3,827	3,584
Dividend payable	1,834	—
Total Current Liabilities	1,107,951	938,374

Obligations under operating leases, non-current	—	48,249
Total Liabilities	1,107,951	986,623

Stockholders’ Equity
Preferred stock, $0.001 par value, 10,000,000 preferred shares authorized;	—	—
Series A preferred stock, 100,000 and 0 shares issued and outstanding, as of August 31, 2021 and August 31, 2020, respectively	100	—
Series B preferred stock, 20,000 and 0 shares issued and outstanding, as of August 31, 2021 and August 31, 2020, respectively	20	—
Series C preferred stock, 0 and 0 shares issued and outstanding, as of August 31, 2021 and August 31, 2020, respectively	—	—
Series D preferred stock, 0 and 0 shares issued and outstanding, as of August 31, 2021 and August 31, 2020, respectively	—	—
Common stock, $0.001 par value, 1,000,000,000 shares authorized; 226,589,735 and 46,661,417 shares issued and outstanding, as of August 31, 2021 and August 31, 2020, respectively	226,590	46,661
Additional paid-in capital	11,009,517	7,271,983
Accumulated deficit	(6,578,978)	(2,970,881)
Unearned shareholders’ compensation	(7,473)	(391,666)
Total Stockholders’ Equity	4,649,776	3,956,097
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$5,757,727	$4,942,720

The accompanying notes are an integral part of these financial statements.

AB INTERNATIONAL GROUP CORP.

Consolidated Statements of Operations

(Audited)

	Years ended
	August 31,
	2021	2020

Revenue	$115,091	$448,343
Cost of revenue	(1,494,328)	(177,577)
Gross Profit (Loss)	(1,379,237)	270,766

OPERATING EXPENSES
General and administrative expenses	(1,511,333)	(1,346,525)
Research and development expenses	—	(108,800)
Related party salary and wages	(333,337)	(184,768)
Total Operating Expenses	(1,844,670)	(1,640,093)

Loss From Operations	(3,223,907)	(1,369,327)

OTHER INCOME (EXPENSES)
Rent income	1,920	—
Interest expense	(156,822)	(255,512)
Interest income	7	166,352
Preferred shares dividend expense	(25,835)	—
Gain (Loss) from change in fair value	64,584	(64,584)
Loss from lease termination	(3,251)	—
Loss from prepaid convertible note	(232,797)	—
Loss from warrant termination	(12,343)	—
Loss from warrant exercise	(75,000)	—
Total Other Expenses	(439,537)	(153,744)

Loss Before Income Tax Provision	(3,663,444)	(1,523,071)

Income tax benefit	55,347	—
NET LOSS	$(3,608,097)	$(1,523,071)

NET LOSS PER SHARE: BASIC	$(0.02)	$(0.21)
NET LOSS PER SHARE: DILUTED	$(0.02)	$(0.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	194,571,251	7,186,259
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	194,571,251	81,964,690

The accompanying notes are an integral part of these financial statements.

AB INTERNATIONAL GROUP CORP.

Consolidated Statements of Changes in Stockholders' Equity

(Audited)

	Common Stock		Preferred Stock
	Number of Shares	Amount	Number of Shares	Amount	Additional Paid-in Capital	Accumulated Deficit	Unearned Shareholders' Compensation	Total Equity

Balance - August 31, 2019	4,822,016	$4,822	—	$—	$6,520,980	$(1,452,020)	$(842,657)	$4,231,125
Common shares issued for cash at $0.0350 or $0.0205 per share	21,000,000	21,000	—	—	554,500	—	—	575,500
Common shares issued from note conversions	18,014,401	18,014	—	—	291,880	—	—	309,894
Common shares issued from warrant exercises	3,250,000	3,250	—	—	39,997	—	—	43,247
Common shares issued to officers for services	—	—	—	—	—	—	169,768	169,768
Common shares returned due to officer resignations	(425,000)	(425)	—	—	(280,797)	—	281,222	—
Warrant shares issued in conjunction with convertible notes	—	—	—	—	145,423	—	—	145,423
Adjustment due to ASC 842 adoption for lease					—	4,211	—	4,211
Net loss	—	—	—	—	—	(1,523,071)	—	(1,523,071)
Balance - August 31, 2020	46,661,417	$46,661	—	$—	$7,271,983	$(2,970,880)	$(391,667)	$3,956,097

Common shares issued for cash	23,000,000	23,000	—	—	529,000	—	—	552,000
Common shares issued from note conversions	25,406,238	25,406	—	—	158,347	—	—	183,753
Common shares issued from warrant exercises	56,407,922	56,408	—	—	81,358	—	—	137,766
Common shares returned due to officer resignations	(261,111)	(261)	—	—	(391,405)	—	391,667	—
Put Shares issued for cash	31,646,633	31,647	—	—	1,662,904	—	—	1,694,551
Common shares issued to officers for services	1,500,000	1,500	—	—	43,500	—	(7,473)	37,527
Common shares issued for consulting services	17,700,000	17,700	—	—	513,300	—	—	531,000
Preferred shares series A issuance	—	—	100,000	100	—	—	—	100
Preferred shares series B issuance	—	—	20,000	20	319,980	—	—	320,000
Preferred shares series C issuance	—	—	280,025	280	243,220	—	—	243,500
Preferred shares series D issuance	—	—	798	1	722,999	—	—	723,000
Preferred shares series C dividend shares	—	—	19,322	19	16,782	—	—	16,802
Preferred shares series D dividend shares	—	—	6	0	7,200	—	—	7,200
Preferred shares and dividend shares converted into common shares	24,528,637	24,529	(300,151)	(300)	(24,228)	—	—	—
Termination of issued warrants	—	—	—	—	(145,423)	—	—	(145,423)
Net loss	—	—	—	—	—	(3,608,097)	—	(3,608,097)
Balance - August 31, 2021	226,589,735	$226,590	120,000	$120	$11,009,517	$(6,578,978)	$(7,473)	$4,649,776

  The accompanying notes are an integral part of these financial statements.

AB INTERNATIONAL GROUP CORP.

Consolidated Statements of Cash Flows

(Audited)

	Years Ended
	August 31,
	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(3,608,097)	$(1,523,071)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Executive salaries and consulting fees paid in stock	568,627	169,768
Depreciation of fixed asset	53,048	52,446
Amortization of intangible asset	1,468,728	113,731
Impairment of intangible asset	—	125,062
Loss/(gain) from change in fair value of derivatives	(64,584)	64,584
Loss/(gain) from lease termination	3,251	—
Loss/(gain) from warrant termination	12,343	—
Loss/(gain) from warrant exercise	75,000	—
Loss/(gain) prepaid convertible notes	232,797	—
Non-cash interest for convertible notes	156,822	255,512
Non-cash note conversion fees	8,750	24,750
Non-cash dividend expense for preferred shares	25,835	—
Non-cash lease expense	1,590	(230)
Changes in operating assets and liabilities:
Accounts receivable	137,700	(102,400)
Receivable on asset disposal	—	1,280,000
Interest receivable	26,240	(17,515)
Related party receivable	86,142	(52,588)
Other receivable	(644,785)	—
Prepaid expenses	(2,542)	10,946
Rent security & electricity deposit	1,920	(3,400)
Purchase of movie and TV series broadcast right and copyright	(4,312,053)	(1,742,080)
Accounts payable and accrued liabilities	(241,192)	248,314
Related party payable	927,930	—
Due to / from shareholders	1,871	(1,561)
Tax payable	(56,750)	(7,814)
Other payable	243	(157,824)
Net cash used in operating activities	(5,141,166)	(1,263,370)

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds collected from note receivable	—	1,047,040
Purchase of furniture and equipment	(5,000)	—
Net cash provided by /(used in) investing activities	(5,000)	1,047,040

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes	233,017	592,641
Proceeds from common stock issuances	2,220,812	514,000
Proceeds from preferred share B issuances	320,000	—
Proceeds from preferred share C issuances	243,500	—
Proceeds from preferred share D issuances	723,000	—
Payments for warrant termination	(95,000)	—
Prepayments of convertible notes	(821,970)	—
Net cash provided by financing activities	2,823,359	1,106,641

Net increase (decrease) in cash and cash equivalents	(2,322,808)	890,311
Cash and cash equivalents – beginning of the year	2,455,061	1,564,750
Cash and cash equivalents – end of the year	132,253	2,455,061

Supplemental Cash Flow Disclosures
Cash paid for interest	—	—
Cash paid for income taxes	—	—

Non-Cash Investing and Financing Activities:
Cashless warrant exercises	$137,766	$(43,247)
Issuance of warrants in conjunction with convertible notes	$—	$145,423
Convertible notes converted to common shares	$(183,752)	$(309,894)
Additions to ROU assets from operating lease liabilities	$27,421	$228,510
Common shares returned due to officer resignations	$(391,667)	$(228,222)
Preferred shares series C dividend paid in shares	$16,802	$—
Preferred shares series D dividend paid in shares	$7,200	$—
Preferred shares and dividend shares converted into common shares	$990,502	$—

The accompanying notes are an integral part of these consolidated financial statements.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the years ended August 31, 2021 and August 31, 2020

(Audited)

NOTE 17 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to August 31, 2021 to the date these financial statements were issued.

Covid-19 impact:

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in the U.S. and international markets. The ultimate disruption which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on the Company’s financial position, operations and cash flows. It is too early to quantify the impact this situation will have on company revenue and profits at this time. Possible areas that may be affected include, but are not limited to, disruption to the Company’s customers and revenue, labor workforce, unavailability of supplies used in operations, etc. Accordingly, Management is evaluating the Company’s liquidity position, reduction in revenues, and reviewing the analysis of the Company’s financial performance as the Company seeks to withstand the uncertainty related to the coronavirus. As no large-crowd gathering has been allowed since the outbreak of COVID-19, the Company has not generated any revenue from the Ai Bian Quan Qiu performance matching platform. Consequently, the Company has decided to impair all of the intangible asset carrying value related to the Ai Bian Quan Qiu performance matching platform and its Wechat official account, given that it is uncertain whether this platform will continue generating any revenue.

Subsequent cash receipt for Put share issuance:

On September 4, 2021, the Company received the subscription receivable from Peak One Opportunity Fund LP for issuing 3,000,000 Put shares at $0.0344 per share on August 16, 2021.

Issue of Series C Preferred Stock:

On September 3, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an accredited investor Geneva Roth Remark Holdings, Inc. (the “Investor”), whereby Investor purchased from the Company 234,300 shares of Series C Convertible Preferred Stock of the Company (the “Series C Preferred Stock”) for a purchase price of $203,500 (the “Purchase Price”). The closing occurred on September 3, 2021. After the payment of transaction-related expenses, net proceeds to the Company from the issuance of the Series C Preferred Stock totaled $184,000. The Company intends to use the proceeds from the Preferred Stock for general working capital purposes.

On October 21, under another Purchase Agreement with the Investor, whereby Investor purchased from the Company 98,325 shares of Series C Convertible Preferred Stock of the Company (the “Series C Preferred Stock”) for a purchase price of $85,450 (the “Purchase Price”). The closing occurred on October 22, 2021. After the payment of transaction-related expenses, net proceeds to the Company from the issuance of the Series C Preferred Stock totaled $75,390. The Company intends to use the proceeds from the Preferred Stock for general working capital purposes.

Issue of Series D Preferred Stock:

For the Securities Purchase Agreement dated March 10, 2021 entered between the Company and the accredited investor GHS Investments, LLC (the “Investor”), the Company will issue up to 5,075 shares of Series D Convertible Preferred Stock of the Company (the “Series D Preferred Stock”) to GHS Investments, LLC with a purchase price of $1,000 per share. On September 6, 2021 and October 5, 2021, the Company issued 73 and 37 shares of series D preferred stock to the investor, respectively. After the payment of transaction-related expenses, net proceeds to the Company from the issuance of the Series D Preferred Stock was $67,160 and $34,040, respectively. The Company intends to use the proceeds from the Preferred Stock for general working capital purposes.

Open a Movie Theater in New York City:

In October 2021, the Company entered into a five- year lease with Martabano Realty Corp (hereinafter referred to as "Landlord") for the "The Mt. Kisco Theatre” located at 144 Main Street, Mount Kisco, New York. The property under the lease consists of approximately 8,375 squares to be used and occupied by the Company as a movie theater. The fixed minimum annual base rent for each year of the five-year lease term is $83,750, $83,750, $159,125, $163,899, and $168,816.

NFT Film and Music Market (NFT MMM) Development and Maintenance Contract:

The Company has entered into a contract with STAREASTnet to develop a decentralized application based on the NFT (Non-Fungible Token) for a movie and music marketplace with the option to buy physical, digital download or both, in one place. The digital copyrights of movies and music are generalized through NFTs, whose smart contracts facilitate the verifications of digital copyrights saved on the blockchain. The Company will hold 100% stake of STAREASTnet NFT Movies and Music Marketplace (NFT MMM).

Officer Resignation:

Brandy Gao resigned as Chief Financial Officer of the Company since the term of her contract with the Company ended on December 31, 2021.

Cancellation of Acquiring a Movie Copyright:

The Company acquired a movie copyright of “Too Simple” from Guang Dong Honor Pictures Ltd in July 2021 at a price of $1,271,680, which was to be paid in installments. As of August 31, 2021, $644,785 was paid and recorded in long-term prepayment. On December 31, 2021, the Company entered into a termination contract with Guang Dong Honor Pictures Ltd to cancel the purchase of this movie copyright and will receive a full refund before May 31, 2022. Therefore, the Company has reclassified $644,785 from long-term prepayment to other receivable on the balance sheet.

Change in Outstanding Common Shares:

As of December 31, 2021, the Company had 237,297,700 shares of common stock outstanding. The approximate 10.7 million increase from 226,589,735 shares outstanding at August 31, 2021 is primarily attributed to 7.3 million Put shares issued to Peak One Opportunity Fund LP and 3.2 million common shares converted from preferred shares series D.

AB INTERNATIONAL GROUP CORP.

250,000,000 Shares of Common Stock

PROSPECTUS

August 3, 2022

PART II

INFORMATION NOT REQUIRED IN PROSPECTUS

Item 13. Other Expenses of Issuance and Distribution

The following table sets forth an itemization of the various expenses, all of which we will pay, in connection with the issuance and distribution of the securities being registered. All of the amounts shown are estimated except the SEC Registration Fee.

SEC Registration Fee	$125.15
Legal Fees and Expenses	$10,000
Accounting Fees and Expenses	$10,000
Miscellaneous	$0
Total	$20,125.15

Item 14. Indemnification of Directors and Officers

The Nevada Revised Statutes limits or eliminates the personal liability of directors to corporations and their stockholders for monetary damages for breaches of directors’ fiduciary duties as directors. Our bylaws include provisions that require the company to indemnify our directors or officers against monetary damages for actions taken as a director or officer of our Company. We are also expressly authorized to carry directors’ and officers’ insurance to protect our directors, officers, employees and agents for certain liabilities. Our articles of incorporation do not contain any limiting language regarding director immunity from liability.

The limitation of liability and indemnification provisions under the Nevada Revise Statutes and our bylaws may discourage stockholders from bringing a lawsuit against directors for breach of their fiduciary duties. These provisions may also have the effect of reducing the likelihood of derivative litigation against directors and officers, even though such an action, if successful, might otherwise benefit us and our stockholders. However, these provisions do not limit or eliminate our rights, or those of any stockholder, to seek non-monetary relief such as injunction or rescission in the event of a breach of a director’s fiduciary duties. Moreover, the provisions do not alter the liability of directors under the federal securities laws. In addition, your investment may be adversely affected to the extent that, in a class action or direct suit, we pay the costs of settlement and damage awards against directors and officers pursuant to these indemnification provisions.

Item 15. Recent Sales of Unregistered Securities

 The sales and issuances of the securities described below were made pursuant to the exemptions from registration contained in to Section 4(a)(2) of the Securities Act and Regulation D under the Securities Act. Each purchaser represented that such purchaser’s intention to acquire the shares for investment only and not with a view toward distribution. We requested our stock transfer agent to affix appropriate legends to the stock certificate issued to each purchaser and the transfer agent affixed the appropriate legends. Each purchaser was given adequate access to sufficient information about us to make an informed investment decision. Except as described in this prospectus, none of the securities were sold through an underwriter and accordingly, there were no underwriting discounts or commissions involved.

Common shares

•	The Company issued 19,000,000 shares of common stock for cash at $0.0140 per share and 4,000,000 shares of common stock for cash at $0.0715 per share.

•	The Company issued 25,406,238 shares of common stock from note conversion. Refer to Note 9 of the consolidated financial statements for the year ended August 31, 2021 for further details.

•	The Company issued 56,407,922 shares of common stock from warrant exercises. Refer to Note 10 of the consolidated financial statements for the year ended August 31, 2021 for further details.

•	261,111 shares of common stock returned to the Company due to officer resignations.

•	The Company issued 31,646,633 shares of put shares for cash at $0.015312, $0.014256, $ 0.01452, $0.077528, $0.09856, $0.11, $0.0715, $0.0563, $0.0528, $0.04875, $0.05764, and $0.0344 per share.

•	As stock-based compensation the Company issued 500,000 shares to the Chief Investment Offer and 1,000,000 shares to the Chief Executive Officer.

•	The Company issued 24,528,637 of common shares from preferred shares series C & D conversion.

•	The Company issued 17,700,000 shares of stock for consulting services.

•	The Company issued 5,500,000 shares of put shares for cash at $0.02288 and $0.02719 per share

•	The Company issued 3,146,854 of common shares from preferred shares series D conversions

•	The Company issued 1,800,000 shares of common stock for cash at $0.01548 per share and 3,000,000 shares of common stock for cash at $0.01716 per share and 2,300,000 shares of common stock for cash at $0.01729 per share and 2,300,000 shares of common stock for cash at $0.01100 per share.

•	As stock-based compensation the Company issued 5,000,000 shares to the Chief Investment Offer and 10,000,000 shares to the Chief Executive Officer.

•	The Company issued 5,521,473 of common shares from preferred shares series D conversions

•	The Company issued 30,000,000 shares of stock for consulting services.

•	On April 7, 2022, the Company issued 2,841,389 shares of common stock to Geneva Roth Remark Holding Inc. for the conversion of Series C preferred stock.

•	From June 13, 2022 to July 7, 2022, the Company issued 33,986,292 common shares for the conversion of Series C preferred stock.

Preferred shares

        The Company authorized 10,000,000 shares of preferred shares with a par value $0.001. During the year ended August 31, 2021, the Company issued 100,000 shares of Series A Preferred shares at par value $0.001, and 20,000 shares of Series B Preferred shares at $16 per share, 280,025 shares of Series C Preferred shares and its dividend shares were converted to 7,140,360 common shares in August, 2021, and 798 shares of Series D Preferred shares were converted to 17,388,277 common shares in August, 2021.

Based upon the Series C Preferred Share purchase agreement, each share of Series C Preferred Stock carries an annual dividend in the amount of 12.0% of the Stated Value (the “Dividend Rate”). Which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an Event of Default, the Dividend Rate shall automatically increase to 22.0%. As of August 31, 2021, the Company has dividend expense of $16,801 and dividend payable of $0 on Series C Preferred Shares.

Based upon the Series D Preferred Share purchase agreement, each share of Series D Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of 8.0% per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed (the “Dividend End Date”). As of August 31, 2021, the Company has dividend expense of $9,034 and dividend payable of $1,834 on Series D Preferred Shares and included in the accrued liabilities in the balance sheet.

On September 3, 2021, the Company entered into a securities purchase agreement with an accredited investor, whereby the investor purchased from the Company 234,300 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $203,500.

On October 21, 2021, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 98,325 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $85,450.

On December 9, 2021, the Company entered into a securities purchase agreement with an accredited investor, whereby the investor purchased from the Company 34 shares of Series D Convertible Preferred Stock of the Company for a purchase price of $34,000.

On January 27, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 89,490 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $78,050.

On June 1, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 147,775 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $128,500. The closing occurred on June 16, 2022.

Item 16. Exhibits and Financial Statement Schedules

		Incorporated by Reference		Filed or Furnished
Exhibit Number	Exhibit Description	Form	Exhibit	Filing Date	Herewith

3.1	Articles of Incorporation	S-1	3.1	10/10/14

3.2	Bylaws	S-1	3.2	10/10/14

3.3	Certificate of Amendment	8-K	3.1	6/7/18

3.4	Certificate of Change	8-K	3.1	6/18/19

4.1	Convertible Promissory Note	8-K	4.1	11/21/19

4.2	Convertible Debenture	8-K	4.1	12/18/19
					.
4.3	Common Stock Purchase Warrant	8-K	4.2	12/18/19

4.4	Convertible Promissory Note	8-K	4.1	1/10/20

4.5	Convertible Promissory Note	8-K	4.2	1/10/20

4.6	10% Convertible Note	8-K	4.1	2/21/20

4.7	10% Convertible Note	8-K	4.2	2/21/20

4.8	Convertible Promissory Note	8-K	4.1	3/18/20

4.9	Common Stock Purchase Warrant	8-K	10.1	3/18/20

4.10	10% Convertible Note	8-K	4.1	7/23/20

4.11	Convertible Promissory Note	8-K	4.1	7/28/20

4.12	Common Stock Purchase Warrant	8-K	4.1	8.3.20

4.13	Convertible Promissory Note	8-K	4.1	8/24/2020

4.14	Convertible Promissory Note	8-K	4.1	9/4/20

4.15	Convertible Promissory Note	8-K	4.2	9/4/20

4.16	Convertible Promissory Note	8-K	4.1	10/15/20

4.17	Common Stock Purchase Warrant	8-K	4.1	8/2/22

5.1	The Doney Law Firm Legal Opinion				X

10.1	Patent License Agreement	8-K	10.1	6/6/17

10.2	Agreement for Termination and Release	8-K	10.1	11/1/18

10.3	Chief Marketing Officer Employment Agreement	8-K	10.1	2/11/19

10.4	Chief Operating Officer Employment Agreement	8-K	10.1	2/11/19

10.5	Securities Purchase Agreement	8-K	10.1	11/21/19

10.6	Securities Purchase Agreement	8-K	10.1	12/18/19

10.7	Securities Purchase Agreement	8-K	10.1	1/10/20

10.8	Securities Purchase Agreement	8-K	10.2	1/10/20

10.9	Securities Purchase Agreement	8-K	10.1	2/21/20

10.10	Securities Purchase Agreement	8-K	10.2	2/21/20

10.11	Securities Purchase Agreement	8-K	4.2	3/18/20

10.12	Securities Purchase Agreement	8-K	10.1	7/23/20

10.13	Securities Purchase Agreement	8-K	10.1	7/28/20

10.14	Equity Purchase Agreement	8-K	10.1	8/3/20

10.15	Registration Rights Agreement	8-K	10.2	8/3/20

10.16	Securities Purchase Agreement	8-K	10.1	8/24/20

10.17	Separation Agreement and Release with Jianli Deng, dated August 29, 2020	8-K	10.1	9/1/20

10.18	Separation Agreement and Release with Lijun Yu, dated August 29, 2020	8-K	10.2	9/1/20

10.19	Separation Agreement and Release with Linqing Ye, dated August 29, 2020	8-K	10.3	9/1/20

10.20	Securities Purchase Agreement	8-K	10.1	9/4/20

10.21	Securities Purchase Agreement	8-K	10.2	9/4/20

10.22	Securities Purchase Agreement	8-K	10.1	10/15/20

10.23	Securities Purchase Agreement	8-K	10.1	10/20/20

10.24	Termination and Release Agreement	8-K	10.1	11/25/20

10.25	Termination and Release Agreement	8-K	10.1	12/1/20

10.26	Series C Preferred Stock Purchase Agreement	8-K	10.1	1/29/21

10.27	Employment Agreement	8-K	10.1	2/24/21

10.28	Series C Preferred Stock Purchase Agreement	8-K	10.1	3/2/21

10.29	Series C Preferred Stock Purchase Agreement	8-K	10.1	11/3/21

10.30	Lease Agreement	8-K	10.1	11/2/21

10.31	Series C Preferred Stock Purchase Agreement	8-K	10.1	9/13/21

10.32	Series C Preferred Stock Purchase Agreement	8-K	10.1	1/28/22

10.33	Series C Preferred Stock Purchase Agreement	8-K	10.1	3/21/22

10.34	Amendment to Employment Agreement	8-K	10.1	5/24/22

10.35	Series C Preferred Stock Purchase Agreement	8-K	10.1	6/17/22

10.36	Series C Preferred Stock Purchase Agreement	8-K	10.1	8/1/22

10.36	Common Stock Purchase Agreement	8-K	10.1	8/2/22

23.1	Consent of Auditor				X

23.2	Consent of Auditor				X

 Item 17. Undertakings

(a)            The undersigned registrant hereby undertakes:

(1)     To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i)      To include any prospectus required by section 10(a)(3) of the Securities Act of 1933;

(ii)     To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the ‘‘Calculation of Registration Fee’’ table in the effective registration statement; and

(iii)    To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

provided, however, that paragraphs (a)(1)(i), (a)(1)(ii) and (a)(1)(iii) do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the registrant pursuant to section 13 or section 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

(2)       That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3)       To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4)       That, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(5)       That, for the purpose of determining liability of the registrant under the Securities Act of 1933 to any purchaser in the initial distribution of the securities, the undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i)      Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(ii)     Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(iii)    The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv)    Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

(6)       The undersigned registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the registrant’s annual report pursuant to section 13(a) or section 15(d) of the Securities Exchange Act of 1934 (and, where applicable, each filing of an employee benefit plan’s annual report pursuant to section 15(d) of the Securities Exchange Act of 1934) that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(7)       Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized on August 2, 2022.

DATE	SIGNATURE	TITLE

August 3, 2022	/s/ Chiyuan Deng	Chief Executive Officer
	Chiyuan Deng	(Principal Executive Officer)

DATE	SIGNATURE	TITLE

August 3, 2022	/s/ Jianli Deng	Chief Financial Officer and Director
	Jianli Deng	(Principal Financial Officer and Principal Accounting Officer)

In accordance with the requirements of the Securities Act of 1933, this registration statement was signed by the following persons in the capacities and on the dates stated:

DATE	SIGNATURE	TITLE

August 3, 2022	/s/ Chiyuan Deng	Chief Executive Officer
	Chiyuan Deng	(Principal Executive Officer)

DATE	SIGNATURE	TITLE

August 3, 2022	/s/ Jianli Deng	Chief Financial Officer and Director
	Jianli Deng	(Principal Financial Officer and Principal Accounting Officer)

DATE	SIGNATURE	TITLE

August 3, 2022	/s/ Ho Fai Lam	Director
Ho Fai Lam